Average Annual Total Returns - COLUMBIA DIVIDEND INCOME FUND	Oct. 01, 2020	Sep. 30, 2020
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year		31.43%
5 Years		11.48%
10 Years		13.54%
Class A
Average Annual Return:
1 Year	20.49%
5 Years	9.46%
10 Years	11.70%
Inception Date	Nov. 25, 2002
Class A | After Taxes on Distributions
Average Annual Return:
1 Year		19.69%
5 Years		8.15%
10 Years		10.61%
Inception Date		Nov. 25, 2002
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year		12.64%
5 Years		7.21%
10 Years		9.47%
Inception Date		Nov. 25, 2002
Class C
Average Annual Return:
1 Year	25.86%
5 Years	9.94%
10 Years	11.52%
Inception Date	Nov. 25, 2002
Class V
Average Annual Return:
1 Year	20.48%
5 Years	9.45%
10 Years	11.67%
Inception Date	Mar. 04, 1998
Class Inst
Average Annual Return:
1 Year	28.13%
5 Years	11.05%
10 Years	12.64%
Inception Date	Mar. 04, 1998
Class R
Average Annual Return:
1 Year	27.45%
5 Years	10.49%
10 Years	12.08%
Inception Date	Mar. 28, 2008
Class Adv
Average Annual Return:
1 Year	28.17%
5 Years	11.05%
Inception Date	Nov. 08, 2012
Class Adv | After Taxes on Distributions and Sales
Average Annual Return:
10 Years		12.65%
Class Inst2
Average Annual Return:
1 Year	28.24%
5 Years	11.16%
10 Years	12.73%
Inception Date	Nov. 08, 2012
Class Inst3
Average Annual Return:
1 Year	28.31%
5 Years	11.22%
10 Years	12.78%
Inception Date	Nov. 08, 2012